Income Taxes (Details) - Schedule of Effective Income Tax Rate	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of effective income tax rate [Abstract]
Federal statutory rate	21.00%	21.00%	21.00%
State statutory rate	5.80%	5.60%	5.60%
Valuation allowance	(5.40%)	(26.60%)	(26.60%)
Removal of valuation allowance in disposed subsidiary	29.80%
Others	(21.40%)
Effective tax rate	0.00%	0.00%	0.00%